UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:_3/31/11________

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
[ ] adds new holdings
    entries.
Institutional Investment Manager Filing this Report:

Name:   _Sentinel Trust Company, LBA______________
Address:_2001 Kirby Dr., Suite 1210_______________
        _Houston, TX 77019________________________
        __________________________________________

Form 13F File Number: 028-05787

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  __Bartley J. Rainey______________________
Title: __Sr. Vice President & CFO_______________
Phone: __713-529-3729___________________________

Signature, Place, and Date of Signing:

_Bartley J. Rainey__ _Houston, TX_______________  4/22/11
   [Signature]               [City, State]          [Date]





Report Type (Check only one.):

[X]	13F HOLDINGS REPORT. (Check here if all holdings of   this
reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]	13F COMBINATION REPORT. (Check here if a portion of the
    holdings for this reporting manager are reported in     this
report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

None






























Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      3

Form 13F Information Table Entry Total: 174

Form 13F Information Table Value Total: $  650,455
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

      No. 		Form 13F File Number 		Name

       1			028-05789  	Daniel F. Flowers
       2			028-05791  	Daniel F. Flowers, Jr.
 3			028-05793  	Lucian L. Morrison

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp                      COM              00206R102     1897 61974.000SH       SOLE                61974.000
                                                              1618 52860.000SH       OTHER   1,2,3                52860.000
Abbott Laboratories            COM              002824100     1442 29408.000SH       SOLE                29408.000
                                                              1314 26795.000SH       OTHER   1,2,3                26795.000
Abercrombie & Fitch ClA        COM              002896207      418 7120.000 SH       SOLE                 7120.000
                                                               486 8280.000 SH       OTHER   1,2,3                 8280.000
Allstate Corp                  COM              020002101     1435 45159.000SH       SOLE                45159.000
                                                              1589 50007.000SH       OTHER   1,2,3                50007.000
American Elec Pwr Inc          COM              025537101      808 22980.000SH       SOLE                22980.000
                                                               669 19035.000SH       OTHER   1,2,3                19035.000
Amgen Inc                      COM              031162100     1024 19156.000SH       SOLE                19156.000
                                                              1072 20064.000SH       OTHER   1,2,3                20064.000
Apache Corp Com                COM              037411105     1119 8548.000 SH       SOLE                 8548.000
                                                               946 7227.000 SH       OTHER   1,2,3                 7227.000
Applied Materials Inc          COM              038222105      725 46430.000SH       SOLE                46430.000
                                                               552 35345.000SH       OTHER   1,2,3                35345.000
Bank Amer Corp                 COM              060505104      580 43541.000SH       SOLE                43541.000
                                                               756 56686.000SH       OTHER   1,2,3                56686.000
Bristol Myers Squibb           COM              110122108      894 33819.000SH       SOLE                33819.000
                                                               924 34956.000SH       OTHER   1,2,3                34956.000
Brookfield Infr Prt Lp Lp Int  COM              G16252101      668 30065.000SH       SOLE                30065.000
CVS Corp                       COM              126650100     1960 57116.000SH       SOLE                57116.000
                                                              1403 40874.000SH       OTHER   1,2,3                40874.000
Cablevision Sys Cl A           COM              12686C109     1192 34450.000SH       SOLE                34450.000
Carnival Corporation           COM              143658300      970 25282.000SH       SOLE                25282.000
                                                               782 20388.000SH       OTHER   1,2,3                20388.000
Cephalon Inc                   COM              156708109      199 2615.000 SH       SOLE                 2615.000
                                                               119 1560.000 SH       OTHER   1,2,3                 1560.000
Chevron Corp                   COM              166764100     2398 22310.000SH       SOLE                22310.000
                                                              2026 18848.000SH       OTHER   1,2,3                18848.000
Cisco Systems Inc              COM              17275R102     1388 80905.000SH       SOLE                80905.000
                                                              1218 71025.000SH       OTHER   1,2,3                71025.000
Cohen & Steers Fractional      COM                               0 90673.000SH       SOLE                90673.000
Colgate-Palmolive Co           COM              194162103      579 7175.000 SH       SOLE                 7175.000
                                                               521 6450.000 SH       OTHER   1,2,3                 6450.000
Comcast Corp New Cl A          COM              20030N101     2058 83266.000SH       SOLE                83266.000
                                                              1820 73629.000SH       OTHER   1,2,3                73629.000
Computer Sciences              COM              205363104     1928 39558.000SH       SOLE                39558.000
                                                              1546 31722.000SH       OTHER   1,2,3                31722.000
Comtech Telecommunicat         COM              205826209     1437 52795.000SH       SOLE                52795.000
                                                              1298 47695.000SH       OTHER   1,2,3                47695.000
Conagra Foods Inc              COM              205887102      762 32077.000SH       SOLE                32077.000
                                                               621 26153.000SH       OTHER   1,2,3                26153.000
Conocophillips                 COM              20825C104      266 3335.000 SH       SOLE                 3335.000
                                                               139 1735.000 SH       OTHER   1,2,3                 1735.000
Crusader Energy Group Inc      COM              228834107        0 95000.000SH       SOLE                95000.000
Dell Inc                       COM              24702r101      240 16535.000SH       SOLE                16535.000
                                                               206 14205.000SH       OTHER   1,2,3                14205.000
Duncan Energy Partnrs Com Unit COM              265026104     2103 51921.000SH       SOLE                51921.000
El Paso Pipeline Ptnrs Com Uni COM              283702108      810 22355.000SH       SOLE                22355.000
Electronics For Imagng         COM              286082102      467 31775.000SH       SOLE                31775.000
                                                               367 24970.000SH       OTHER   1,2,3                24970.000
Encana Corp                    COM              292505104      654 18952.000SH       SOLE                18952.000
                                                               552 15978.000SH       OTHER   1,2,3                15978.000
Entergy Corp New Com           COM              29364G103     2270 33771.000SH       SOLE                33771.000
                                                              1668 24824.000SH       OTHER   1,2,3                24824.000
Enterprise Products Ptrs       COM              293792107     9484 220252.000SH      SOLE               220252.000
Erie Indemnity Class B         COM              29530P201   399354 2340.000 SH       OTHER                         2340.000
Exxon Mobil                    COM              30231G102     1458 17331.000SH       SOLE                17331.000
                                                               993 11807.000SH       OTHER   1,2,3                11807.000
Forest Laboratories Inc        COM              345838106      943 29200.000SH       SOLE                29200.000
                                                               989 30620.000SH       OTHER   1,2,3                30620.000
Freeport-Mcmoran Cop&g Cl B    COM              35671D857      192 3450.000 SH       SOLE                 3450.000
                                                                31  560.000 SH       OTHER   1,2,3                  560.000
Frontier Communication Com     COM              35906A108      158 19215.000SH       SOLE                19215.000
                                                               120 14589.000SH       OTHER   1,2,3                14589.000
Gap Inc                        COM              364760108      337 14885.000SH       SOLE                14885.000
                                                               290 12800.000SH       OTHER   1,2,3                12800.000
Gilead Sciences Inc            COM              375558103     1841 43343.000SH       SOLE                43343.000
                                                              1536 36172.000SH       OTHER   1,2,3                36172.000
Goldman Sachs                  COM              38141G104     1895 11948.000SH       SOLE                11948.000
                                                              1586 9999.000 SH       OTHER   1,2,3                 9999.000
Huntington Bancshares          COM              446150104     1362 205121.000SH      SOLE               205121.000
Integrated Device Tech         COM              458118106     2893 392265.000SH      SOLE               392265.000
                                                              2326 315325.000SH      OTHER   1,2,3               315325.000
Intel Corp                     COM              458140100     1284 63622.000SH       SOLE                63622.000
                                                              1113 55145.000SH       OTHER   1,2,3                55145.000
J P Morgan Chase               COM              46625H100     1775 38505.200SH       SOLE                38505.200
                                                              2030 44038.800SH       OTHER   1,2,3                44038.800
Johnson & Johnson              COM              478160104      578 9753.000 SH       SOLE                 9753.000
                                                               651 10987.000SH       OTHER   1,2,3                10987.000
Kohl's Corp                    COM              500255104      927 17485.000SH       SOLE                17485.000
                                                              1073 20235.000SH       OTHER   1,2,3                20235.000
Kroger Co                      COM              501044101     2083 86902.000SH       SOLE                86902.000
                                                              2304 96123.000SH       OTHER   1,2,3                96123.000
Lilly Eli & Co                 COM              532457108     2506 71266.000SH       SOLE                71266.000
                                                              2191 62304.000SH       OTHER   1,2,3                62304.000
Loews Corp                     COM              540424108      933 21650.000SH       SOLE                21650.000
                                                               807 18720.000SH       OTHER   1,2,3                18720.000
Lowe's Companies Inc           COM              548661107      719 27195.000SH       SOLE                27195.000
                                                               622 23550.000SH       OTHER   1,2,3                23550.000
Magellan Midstream             COM              559080106      781 13040.000SH       SOLE                13040.000
Marathon Oil                   COM              565849106     1756 32947.000SH       SOLE                32947.000
                                                              1399 26238.000SH       OTHER   1,2,3                26238.000
Medtronic Inc                  COM              585055106     1209 30725.000SH       SOLE                30725.000
                                                              1017 25855.000SH       OTHER   1,2,3                25855.000
Merck & Co Inc                 COM              58933y105     1898 57485.000SH       SOLE                57485.000
                                                              1682 50956.000SH       OTHER   1,2,3                50956.000
Microsoft Corp                 COM              594918104     2123 83628.000SH       SOLE                83628.000
                                                              1863 73377.000SH       OTHER   1,2,3                73377.000
Morgan Stanley                 COM              617446448      813 29762.000SH       SOLE                29762.000
                                                               802 29371.000SH       OTHER   1,2,3                29371.000
Norfolk Southern               COM              655844108     1433 20690.000SH       SOLE                20690.000
                                                               991 14300.000SH       OTHER   1,2,3                14300.000
Partnerre Ltd                  COM              G6852T105     3101 39140.000SH       SOLE                39140.000
                                                              2422 30570.000SH       OTHER   1,2,3                30570.000
PepsiCo Inc                    COM              713448108      636 9876.000 SH       SOLE                 9876.000
                                                               611 9487.000 SH       OTHER   1,2,3                 9487.000
Petrohawk Energy Corp          COM              716495106      307 12500.000SH       SOLE                12500.000
Qualcomm Inc                   COM              747525103      603 11000.000SH       SOLE                11000.000
                                                               551 10050.000SH       OTHER   1,2,3                10050.000
Raytheon Co (New)              COM              755111507     1951 38345.000SH       SOLE                38345.000
                                                              1664 32715.000SH       OTHER   1,2,3                32715.000
Seacor Holdings, Inc.          COM              811904101      253 2737.000 SH       SOLE                 2737.000
                                                               182 1973.000 SH       OTHER   1,2,3                 1973.000
Seagate Tech Hldgs             COM              G7945M107      909 63128.000SH       SOLE                63128.000
                                                               784 54447.000SH       OTHER   1,2,3                54447.000
Southwest Airlines Co          COM              844741108     1067 84450.000SH       SOLE                84450.000
                                                               931 73700.000SH       OTHER   1,2,3                73700.000
Steel Dynamics Inc             COM              858119100     1012 53919.000SH       SOLE                53919.000
                                                               884 47091.000SH       OTHER   1,2,3                47091.000
TC Pipelines Lp                COM              87233Q108      218 4195.000 SH       SOLE                 4195.000
Time Warner Cable Inc Com      COM              88732J207     2096 29375.000SH       SOLE                29375.000
                                                              1347 18875.000SH       OTHER   1,2,3                18875.000
Travelers Companies            COM              89417e109     2079 34955.000SH       SOLE                34955.000
                                                              1657 27850.000SH       OTHER   1,2,3                27850.000
UnitedHealth Group Inc         COM              91324P102      147 3250.000 SH       SOLE                 3250.000
                                                                87 1920.000 SH       OTHER   1,2,3                 1920.000
Unum Group                     COM              91529Y106     1129 43010.000SH       SOLE                43010.000
                                                               797 30380.000SH       OTHER   1,2,3                30380.000
Verizon Comm                   COM              92343V104     1454 37734.000SH       SOLE                37734.000
                                                              1187 30787.000SH       OTHER   1,2,3                30787.000
Wal-Mart Stores Inc            COM              931142103     1575 30265.000SH       SOLE                30265.000
                                                              1543 29646.000SH       OTHER   1,2,3                29646.000
Wellpoint Inc Com              COM              94973V107     1241 17775.000SH       SOLE                17775.000
                                                              1001 14350.000SH       OTHER   1,2,3                14350.000
Wells Fargo & Co               COM              949746101      369 11642.000SH       SOLE                11642.000
                                                               283 8920.000 SH       OTHER   1,2,3                 8920.000
Williams Partners L P Com Unit COM              96950f104      734 14179.000SH       SOLE                14179.000
Yahoo! Inc                     COM              984332106     1078 64637.000SH       SOLE                64637.000
                                                               829 49708.000SH       OTHER   1,2,3                49708.000
ADR BP PLC                     ADR              055622104      301 6817.000 SH       SOLE                 6817.000
                                                                42  955.000 SH       OTHER   1,2,3                  955.000
ADR Royal Dutch Shell Plc Spon ADR              780259206     1217 16703.000SH       SOLE                16703.000
                                                                16  225.000 SH       OTHER                          225.000
IBB/iShares Tr Nasdq Bio Indx                   464287556     1213    12115 SH       SOLE                    12115
Powershares Glb ETF Fd S&P 500                  73936G308     3305   156415 SH       SOLE                   156415
Royce Micro-Cap Tr Inc Com                      780915104      745    72749 SH       SOLE                    72749
SPDR Gold Trust                                 78463V107      317     2267 SH       SOLE                     2267
SPDR Trust Series 1                             78462F103    11228    84679 SH       SOLE                    84679
                                                               104      782 SH       OTHER   1,2,3                      782
Select Sector SPDR Tr SBI Int-                  81369Y803     1285    49320 SH       SOLE                    49320
iShares Russell 2000 Growth                     464287648     2291    24026 SH       SOLE                    24026
AllianceBernstein Inc Com                       01881E101      343    44600 SH       SOLE                    44600
BlackRock Credit Alloc Income                   09255H105     2121   215802 SH       SOLE                   215802
MFS Multimarket Income Sh Ben                   552737108      244    36300 SH       SOLE                    36300
Powershares BAB ETF                             73937B407     2506    99499 SH       SOLE                    99499
                                                                24      963 SH       OTHER                              963
SPDR Series Trust Lehmn Intl E                  78464A516      995    16630 SH       SOLE                    16630
iShares Barclays 1-3 Yr Tsy Bd                  464287457      799     9546 SH       SOLE                     9546
iShares Barclays Aggregate Bon                  464287226     7608    72371 SH       SOLE                    72371
iShares Tr Barclys 1-3yr Cr                     464288646     2068    19803 SH       SOLE                    19803
Market Vectors ETF Tr Russia                    57060U506      243     5845 SH       SOLE                     5845
SPDR Index Shs Fds Russ Nom Sc                  78463x822      468    10975 SH       SOLE                    10975
Vanguard MSCI EAFE ETF                          921943858     1132    30335 SH       SOLE                    30335
Vanguard MSCI Emerging Markets                  922042858     7575   154741 SH       SOLE                   154741
                                                                13      266 SH       OTHER                              266
Wisdomtree Trust Jp Smallcp Di                  97717w836      239     5550 SH       SOLE                     5550
iShares Inc MSCI Japan                          464286848     2737   265320 SH       SOLE                   265320
iShares MSCI EAFE                               464287465    33119   551241 SH       SOLE                   551241
                                                               858    14278 SH       OTHER                            14278
iShares MSCI EMRG                               464287234     1966    40404 SH       SOLE                    40404
                                                                64     1318 SH       OTHER                             1318
iShares Tr MSCI EAFE Value Ind                  464288877      490     9240 SH       SOLE                     9240